Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of
	December 31, 2022	December 31, 2021
Office equipment	636,060	1,186,674
Vehicle	281,813	306,014
Medical equipment	12,859,238	13,331,170
Leasehold improvement	603,473	94,610
Buildings	15,342,043	15,762,140
Subtotal	29,722,627	30,680,608
Less: accumulated depreciation	(12,034,882)	(11,346,600)
Property and equipment, net	$17,687,745	19,334,008